OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT ASSETS	OTHER NON-CURRENT ASSETS
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Securities - FVTPL	$1,760	$1,612
Derivative assets	142	72
Securities - FVTOCI	114	86
Restricted cash	350	241
Inventory(1)	787	877
Other	332	289
Total other non-current assets	$3,485	$3,177
(1)Includes right-of-use inventory assets of $33 million (December 31, 2020 - $33 million)

Securities - FVTPL
Securities - FVTPL includes the partnership’s investment in BSREP III, with a carrying value of the financial asset at June 30, 2021 of $883 million (December 31, 2020 - $756 million). In the prior year, Securities - FVTPL included an investment in convertible preferred units of Hospitality Investors Trust. The preferred units earned a fixed cumulative dividend of 7.5% per annum compounding quarterly. Additionally, the partnership received distributions in additional convertible preferred units of Hospitality Investors Trust at 5.0% per annum compounding quarterly. The carrying value of these convertible preferred units at June 30, 2021 was nil (December 31, 2020 - $447 million). During the period, the partnership gained control over the investment after converting the preferred units into common shares and became the 100% common equity holder.